Employee benefit obligations - Plan asset (Details) - Defined benefit plan - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Employee benefit obligations
Equities	$ 1,177	$ 1,215
Target return funds	297	290
Bonds	249	588
Cash/other	174	183
Total plan assets	$ 1,897	$ 2,276
Equities (Percentage)	62.00%	53.00%
Target return funds (Percentage)	16.00%	13.00%
Bonds (Percentage)	13.00%	26.00%
Cash/other (Percentage)	9.00%	8.00%
Total plan assets (Percentage)	100.00%	100.00%